Note 3. Advertising	3 Months Ended
Aug. 31, 2010
Notes
Note 3. Advertising	NOTE 3. ADVERTISING The Company’s policy regarding advertising is to expense advertising when incurred. The Company had not incurred any advertising expense as of August 31, 2010.